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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
SENIOR LOANS*: 106.5%
Aerospace & Defense: 1.6%
		Avio Group	NR	NR
$553,772		Term Loan, 3.743%, maturing December 13, 2014			$383,487
EUR	705,000	Term Loan, 3.066%, maturing December 15, 2014			685,556
	590,346	Term Loan, 4.288%, maturing December 13, 2015			408,814
EUR	705,000	Term Loan, 3.691%, maturing December 14, 2015			688,379
		Delta Airlines, Inc.	Ba2	BB-
$2,940,000		Term Loan, 2.414%, maturing April 30, 2012			2,514,926
		Delta Airlines, Inc.	B2	B
	5,919,773	Term Loan, 3.664%, maturing April 30, 2014			3,833,053
		McKechnie Aerospace DE, Inc.	B1	B+
	1,198,733	Term Loan, 2.320%, maturing May 11, 2014			999,444
		United Airlines, Inc.	B3	B+
	4,455,683	Term Loan, 2.375%, maturing February 01, 2014			2,712,397
					12,226,056
Automobile: 1.6%
		Dollar Thrifty Automotive Group, Inc.	Caa3	CCC-
	632,500	Term Loan, 2.819%, maturing June 15, 2014			316,250
		Ford Motor Company	Caa1	CCC+
	9,607,317	Term Loan, 3.613%, maturing December 16, 2013			6,869,231
		KAR Holdings, Inc.	Ba3	B+
	3,785,568	Term Loan, 3.051%, maturing October 18, 2013			3,274,516
		Oshkosh Truck Corporation	B2	B+
	1,396,835	Term Loan, 7.243%, maturing December 06, 2013			1,205,722
		TRW Automotive, Inc.	B1	BB
	666,667	Term Loan, 1.938%, maturing February 09, 2014			587,778
					12,253,497
Beverage, Food & Tobacco: 2.2%
		ARAMARK Corporation	Ba3	BB
	1,910,000	Term Loan, 3.095%, maturing January 26, 2014			1,661,700
	107,256	Term Loan, 3.095%, maturing January 27, 2014			98,032
	712,341	Term Loan, 4.063%, maturing January 27, 2014			651,080
		Pinnacle Foods Holding Corporation	B2	B
	7,565,250	Term Loan, 3.161%, maturing April 02, 2014			6,458,832
		Sturm Foods, Inc.	B2	B-
	2,940,000	Term Loan, 3.625%, maturing January 31, 2014			2,499,000
		United Biscuits	NR	NR
GBP	1,000,000	Term Loan, 4.166%, maturing December 15, 2014			1,383,065
EUR	775,940	Term Loan, 4.843%, maturing December 15, 2014			951,703
		Van Houtte, Inc.	Ba3	BB-
$1,080,750		Term Loan, 3.720%, maturing July 19, 2014			994,290
	147,375	Term Loan, 3.720%, maturing July 19, 2014			135,585
		Wm. Wrigley Jr. Company	Baa3	BBB
	1,481,250	Term Loan, 6.500%, maturing October 06, 2014			1,486,338
					16,319,625
Buildings & Real Estate: 1.4%
		Capital Automotive, L.P.	Ba1	B
	1,876,708	Term Loan, 2.170%, maturing December 15, 2010			1,354,358
		Contech Construction Products, Inc.	B1	B
	2,594,631	Term Loan, 2.390%, maturing January 31, 2013			1,832,458
		Custom Building Products, Inc.	Ba3	BB-
	2,960,975	Term Loan, 8.000%, maturing October 29, 2011			2,524,231
		John Maneely Company	B2	B
	4,230,689	Term Loan, 4.064%, maturing December 09, 2013			3,358,110

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Buildings & Real Estate (continued)
			KCPC Acquisition, Inc.	Ba2	B-
$522,257			Term Loan, 2.563%, maturing May 22, 2014			$365,580
189,655			Term Loan, 2.810%, maturing May 22, 2014			132,758
			Tishman Speyer	NR	CCC
2,000,000			Term Loan, 2.070%, maturing December 27, 2012			720,000
						10,287,495
Cargo Transport: 1.2%
			Baker Tanks, Inc.	B1	B
3,430,000			Term Loan, 2.588%, maturing May 08, 2014			2,752,575
			Dockwise Transport, N.V.	NR	NR
1,355,246			Term Loan, 3.220%, maturing January 11, 2015			877,522
990,297			Term Loan, 3.220%, maturing January 11, 2015			641,217
1,355,246			Term Loan, 4.095%, maturing January 11, 2016			877,522
990,297			Term Loan, 4.095%, maturing January 11, 2016			641,217
700,000			Term Loan, 5.720%, maturing July 11, 2016			239,167
750,000			Term Loan, 5.720%, maturing July 11, 2016			256,250
		(1)	Gainey Corporation	NR	NR
1,124,379		(2)	Term Loan, 6.344%, maturing April 20, 2012			132,114
			Inmar, Inc.	B1	B
644,268			Term Loan, 2.570%, maturing April 30, 2013			576,619
			TNT Logistics	B1	B
1,882,275			Term Loan, 3.319%, maturing November 04, 2013			1,068,191
723,070			Term Loan, 4.220%, maturing November 04, 2013			402,509
		(1)	US Shipping Partners, L.P.	NR	NR
1,767,632		(2)	Term Loan, 12.000%, maturing March 21, 2012			870,559
						9,335,462
Cellular: 0.3%
			Cricket Communications, Inc.	Ba2	B+
1,885,761			Term Loan, 5.750%, maturing June 16, 2013			1,904,489
						1,904,489
Chemicals, Plastics & Rubber: 6.5%
			AZ Chem US, Inc.	B1	BB-
EUR	707,090		Term Loan, 3.775%, maturing February 26, 2013			849,490
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 4.555%, maturing March 26, 2015			335,110
EUR	804,394		Term Loan, 5.055%, maturing March 26, 2016			335,110
			Brenntag Holding GmbH & Co. KG	B1	B+
$1,738,049			Term Loan, 2.367%, maturing January 20, 2014			1,503,412
5,404,507			Term Loan, 3.134%, maturing January 20, 2014			4,674,898
			Celanese	Ba2	BB+
3,442,334			Term Loan, 1.911%, maturing April 02, 2014			3,138,393
			Cristal Inorganic Chemicals, Inc.	B1	B
3,319,081			Term Loan, 3.470%, maturing May 15, 2014			2,207,189
			Hexion Specialty Chemicals, Inc.	B1	B-
1,746,000			Term Loan, 2.350%, maturing May 05, 2013			1,005,890
975,000			Term Loan, 3.312%, maturing May 05, 2013			561,708
7,845,883			Term Loan, 3.500%, maturing May 05, 2013			4,520,099
1,703,494			Term Loan, 3.500%, maturing May 05, 2013			981,402
			Ineos US Finance, LLC	Caa1	CCC+
2,585,029			Term Loan, 7.001%, maturing December 17, 2012			1,706,119
EUR	755,041		Term Loan, 6.206%, maturing December 16, 2013			690,995
EUR	133,495		Term Loan, 6.206%, maturing December 16, 2013			122,172
2,645,510			Term Loan, 7.501%, maturing December 16, 2013			1,712,968
EUR	754,568		Term Loan, 6.706%, maturing December 16, 2014			690,563
EUR	133,435		Term Loan, 6.706%, maturing December 16, 2014			122,117
$2,644,393			Term Loan, 8.001%, maturing December 16, 2014			1,712,245
			ISP Chemco, Inc.	Ba3	BB-
3,917,563			Term Loan, 2.125%, maturing June 04, 2014			3,567,431
			Kraton Polymers, LLC	B1	B
1,989,744			Term Loan, 3.250%, maturing May 13, 2013			1,437,590
		(1)	Lyondell Chemical Company	Ba1	NR
2,174,333			Term Loan, 8.668%, maturing December 15, 2009			2,236,573
		(1)	Lyondell Chemical Company	Ba3	NR
5,259,392		(3)	Term Loan, 5.940%, maturing December 15, 2009			4,238,191

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
		(1)	Lyondell Chemical Company	Caa2	C
$221,350		(3)	Revolver, 5.750%, maturing December 20, 2013			$98,501
	830,063	(3)	Revolver, 5.750%, maturing December 20, 2013			365,228
	1,581,504	(3)	Term Loan, 5.750%, maturing December 20, 2013			695,862
	522,969	(3)	Term Loan, 5.750%, maturing December 20, 2013			230,106
	635,475	(3)	Term Loan, 6.000%, maturing December 20, 2013			263,722
	635,475	(3)	Term Loan, 6.000%, maturing December 20, 2013			263,722
	635,475	(3)	Term Loan, 6.000%, maturing December 20, 2013			263,722
	2,757,504	(3)	Term Loan, 7.000%, maturing December 20, 2013			1,213,302
	2,757,504	(3)	Term Loan, 7.000%, maturing December 20, 2013			1,213,302
	2,757,504	(3)	Term Loan, 7.000%, maturing December 20, 2013			1,213,302
			MacDermid, Inc.	B2	B+
EUR	874,941		Term Loan, 3.179%, maturing April 11, 2014			643,053
$1,991,018			Term Loan, 2.319%, maturing April 12, 2014			1,378,780
		(1)	Northeast Biofuels, LLC	NR	D
	115,095	(2)	Term Loan, 10.750%, maturing June 28, 2013			17,264
			Polypore, Inc.	Ba2	BB-
	3,275,000		Term Loan, 2.590%, maturing July 03, 2014			2,857,437
						49,066,968
Containers, Packaging & Glass: 2.8%
			Berry Plastics Corporation	B1	B+
	4,754,802		Term Loan, 2.382%, maturing April 03, 2015			3,823,655
			Graham Packaging Company	B1	B+
	3,025,079		Term Loan, 2.688%, maturing October 07, 2011			2,867,343
			Graphic Packaging International, Inc.	Ba3	BB-
	6,013,106		Term Loan, 3.042%, maturing May 16, 2014			5,574,335
			Mauser AG	NR	NR
	1,179,779		Term Loan, 2.695%, maturing June 13, 2015			587,432
EUR	875,000		Term Loan, 3.317%, maturing June 15, 2015			615,786
	1,179,779		Term Loan, 2.945%, maturing June 13, 2016			587,432
EUR	875,000		Term Loan, 3.567%, maturing June 13, 2016			615,786
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 2.345%, maturing June 14, 2013			827,780
			Pro Mach, Inc.	B1	B
$2,334,825			Term Loan, 2.570%, maturing December 14, 2011			2,101,343
		(1)	Smurfit-Stone Container Corporation	NR	D
	200,000	(3)	Revolver, 3.169%, maturing November 01, 2009			169,000
	603,111	(3)	Revolver, 2.932%, maturing November 02, 2009			509,629
	121,035	(3)	Term Loan, 4.500%, maturing November 01, 2010			99,854
	137,741	(3)	Term Loan, 2.690%, maturing November 01, 2011			113,636
	259,619	(3)	Term Loan, 2.653%, maturing November 01, 2011			217,755
	78,494	(3)	Term Loan, 2.690%, maturing November 01, 2011			65,837
			Tegrant Holding Company	Caa3	CC
	500,000		Term Loan, 6.720%, maturing March 08, 2015			112,500
			Xerium Technologies, Inc.	Caa1	B-
	4,475,153		Term Loan, 6.720%, maturing May 18, 2012			2,617,964
						21,507,067
Data and Internet Services: 4.8%
			Activant Solutions, Inc.	B1	B+
	2,229,788		Term Loan, 2.881%, maturing May 02, 2013			1,679,773
			Amadeus IT Group, S.A.	NR	NR
EUR	768,581		Term Loan, 2.932%, maturing July 01, 2013			825,597
EUR	768,581		Term Loan, 3.432%, maturing July 01, 2014			825,597
			Audatex	Ba3	BB-
$1,077,038			Term Loan, 3.125%, maturing May 16, 2014			1,031,264
			Carlson Wagonlit Holdings, B.V.	B2	B-
	2,632,692		Term Loan, 3.289%, maturing August 03, 2012			1,632,269
			First Data Corporation	B1	B+
	1,434,671		Term Loan, 3.059%, maturing September 24, 2014			1,058,160
	2,241,187		Term Loan, 3.059%, maturing September 24, 2014			1,653,016
	2,170,788		Term Loan, 3.059%, maturing September 24, 2014			1,602,652
			L-1 Identity Solutions Operating Company	Ba3	BB+
	487,500		Term Loan, 6.750%, maturing August 05, 2013			484,250

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Data and Internet Services (continued)
			Mitchell International, Inc.	Caa1	CCC+
$250,000			Term Loan, 6.500%, maturing March 30, 2015			$136,250
			Orbitz	B2	BB-
	8,835,151	(3)	Term Loan, 3.836%, maturing July 25, 2014			5,632,409
			Reynolds & Reynolds Company	Ba2	BB
	5,212,124		Term Loan, 2.319%, maturing October 26, 2012			3,824,396
			Sabre, Inc.	B1	B
	8,117,064		Term Loan, 3.038%, maturing September 30, 2014			5,658,754
			Sitel, LLC	B3	B+
	1,855,028		Term Loan, 6.391%, maturing January 30, 2014			1,307,795
			Sungard Data Systems, Inc.	Ba3	BB
	2,989,796		Term Loan, 2.477%, maturing February 28, 2014			2,731,926
	1,490,006		Term Loan, 6.750%, maturing February 28, 2014			1,474,042
			Transaction Network Services, Inc.	B1	BB
	2,251,720		Term Loan, 9.500%, maturing March 28, 2014			2,201,056
	750,000		Term Loan, 9.500%, maturing March 28, 2014			733,125
			Travelport, Inc.	Ba2	BB-
	982,500		Term Loan, 2.819%, maturing August 23, 2013			730,910
	1,556,322		Term Loan, 3.146%, maturing August 23, 2013			1,150,220
	312,277		Term Loan, 3.720%, maturing August 23, 2013			230,792
						36,604,253
Diversified / Conglomerate Manufacturing: 2.6%
			BOC Edwards	B3	B
	3,193,125		Term Loan, 2.428%, maturing May 31, 2014			2,017,656
			Brand Services, Inc.	B1	B
	2,815,805		Term Loan, 3.493%, maturing February 07, 2014			2,252,644
	1,231,250		Term Loan, 4.492%, maturing February 07, 2014			1,003,469
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 6.463%, maturing February 07, 2015			724,000
			Dresser, Inc.	B2	B+
	2,852,885		Term Loan, 3.104%, maturing May 04, 2014			2,493,219
			EPD, Inc.	B2	B+
	3,878,438		Term Loan, 2.890%, maturing July 31, 2014			2,398,166
	555,469		Term Loan, 2.890%, maturing July 31, 2014			343,465
		(1)	Ferretti, S.P.A	NR	NR
EUR	866,500	(2)	Term Loan, 3.435%, maturing January 23, 2015			288,026
EUR	866,500	(2)	Term Loan, 3.935%, maturing January 25, 2016			288,026
			Mueller Group, Inc.	B1	BB-
$1,182,275			Term Loan, 2.628%, maturing May 24, 2014			1,003,948
			Rexnord Corporation / RBS Global, Inc.	B1	BB-
	977,500		Term Loan, 2.375%, maturing July 19, 2013			781,592
			Sensata Technologies	B3	B
	5,129,815		Term Loan, 2.803%, maturing April 26, 2013			3,659,267
EUR	1,945,041		Term Loan, 3.392%, maturing April 26, 2013			1,892,310
			Textron Fastening Systems	B2	CCC+
$487,500			Term Loan, 4.720%, maturing August 11, 2013			225,469
						19,371,257
Diversified / Conglomerate Service: 2.3%
			Affinion Group	Ba2	BB
	3,899,193		Term Loan, 2.809%, maturing October 17, 2012			3,614,065
			AlixPartners, LLP	B1	BB-
	2,578,769		Term Loan, 2.446%, maturing October 12, 2013			2,449,831
			Brickman Group	Ba3	BB-
	1,437,215		Term Loan, 2.319%, maturing January 23, 2014			1,253,970
			Catalina Marketing Corporation	Ba3	BB-
	1,473,750		Term Loan, 3.395%, maturing October 01, 2014			1,353,087
			Coach America Holdings, Inc.	B2	B
	2,347,008		Term Loan, 3.070%, maturing April 18, 2014			1,568,583
	493,837		Term Loan, 3.870%, maturing April 20, 2014			330,047

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Service (continued)
			Valleycrest Companies, LLC	B1	BB-
$1,839,649			Term Loan, 3.260%, maturing March 12, 2014			$1,333,746
			Vertafore, Inc.	B1	B
1,018,000			Term Loan, 3.161%, maturing January 31, 2012			941,650
			West Corporation	B1	BB-
5,342,978			Term Loan, 2.733%, maturing October 24, 2013			4,651,362
						17,496,341
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.2%
			Georgia Pacific Corporation	Ba2	BB+
2,022,083			Term Loan, 3.229%, maturing December 20, 2012			1,883,445
						1,883,445
Ecological: 0.1%
			Synagro Technologies, Inc.	B2	CC
1,080,750			Term Loan, 2.340%, maturing March 31, 2014			835,780
			Synagro Technologies, Inc.	Caa2	D
590,000			Term Loan, 5.090%, maturing October 02, 2014			275,825
						1,111,605
Electronics: 2.2%
			Aeroflex, Inc.	Ba3	BB-
1,984,643			Term Loan, 4.101%, maturing August 15, 2014			1,438,866
			Brocade Communications Systems, Inc.	Ba2	BB+
2,795,455			Term Loan, 7.000%, maturing October 07, 2013			2,769,828
			Decision One	NR	NR
466,116			Term Loan, 12.000%, maturing November 30, 2013			466,115
			Freescale Semiconductor, Inc.	B2	B-
3,562,746			Term Loan, 2.168%, maturing November 29, 2013			2,221,768
			Infor Global Solutions	B1	B+
491,250			Term Loan, 3.070%, maturing July 28, 2012			362,297
EUR	977,500		Term Loan, 3.929%, maturing July 28, 2012			960,211
$851,034			Term Loan, 4.070%, maturing July 28, 2012			644,658
1,631,148			Term Loan, 4.070%, maturing July 28, 2012			1,235,595
			Infor Global Solutions	Caa2	CCC+
EUR	500,000		Term Loan, 7.223%, maturing March 02, 2014			219,077
			Kronos, Inc.	Ba3	B+
$3,671,127			Term Loan, 3.470%, maturing June 11, 2014			2,946,079
			NXP, B.V.	C	CCC+
1,750,000			Floating Rate Note, 3.881%, maturing October 15, 2013			494,375
EUR	1,500,000		Floating Rate Note, 5.362%, maturing October 15, 2013			551,226
			ON Semiconductor	Baa3	BB
$2,639,267			Term Loan, 2.069%, maturing September 03, 2013			2,203,788
						16,513,883
Finance: 0.5%
			LPL Holdings, Inc.	Ba3	B+
4,378,925			Term Loan, 3.441%, maturing June 28, 2013			3,826,086
						3,826,086
Foreign Cable, Foreign TV, Radio and Equipment: 3.8%
			Levana Holding 4 GmbH	NR	NR
EUR	874,078	(2)	Term Loan, 0.000%, maturing March 02, 2015			311,087
EUR	874,078	(2)	Term Loan, 0.000%, maturing March 02, 2016			311,087
			Numericable/YPSO France SAS	NR	NR
EUR	702,050	(3)	Term Loan, 3.686%, maturing July 28, 2016			729,323
EUR	1,145,448	(3)	Term Loan, 3.686%, maturing July 28, 2016			1,189,947
EUR	1,819,169	(3)	Term Loan, 3.686%, maturing July 28, 2016			1,889,841
EUR	463,250	(3)	Term Loan, 3.936%, maturing July 28, 2016			481,247
EUR	870,083	(3)	Term Loan, 3.936%, maturing July 28, 2016			903,885
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.503%, maturing July 02, 2014			206,657
EUR	64,583		Term Loan, 3.017%, maturing July 02, 2014			63,061
EUR	1,190,021		Term Loan, 3.625%, maturing July 02, 2014			1,161,964
EUR	60,482		Term Loan, 3.142%, maturing July 03, 2015			59,317
EUR	1,344,256		Term Loan, 3.142%, maturing July 03, 2015			1,318,369
			UPC Financing Partnership	Ba3	B+
	$1,889,727		Term Loan, 2.161%, maturing December 31, 2014			1,765,714
EUR	2,482,502		Term Loan, 2.946%, maturing December 31, 2014			3,038,007
EUR	3,441,622		Term Loan, 4.696%, maturing December 31, 2016			4,268,500

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
			UPC Financing Partnership (continued)
$2,110,273			Term Loan, 3.911%, maturing December 31, 2016			$2,018,828
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	974,627		Term Loan, 3.809%, maturing September 03, 2012			1,426,186
GBP	495,573		Term Loan, 3.809%, maturing September 03, 2012			725,179
GBP	2,109,972		Term Loan, 3.889%, maturing September 03, 2012			3,087,553
GBP	2,540,227		Term Loan, 3.889%, maturing September 03, 2012			3,717,152
						28,672,904
Gaming: 2.6%
			Cannery Casino Resorts, LLC	B1	BB
$611,773			Term Loan, 2.558%, maturing May 18, 2013			513,889
	505,764		Term Loan, 2.657%, maturing May 18, 2013			424,842
			CCM Merger, Inc.	B3	B+
	3,200,871		Term Loan, 2.625%, maturing July 13, 2012			2,452,668
			Centaur, LLC	B3	CCC
	1,108,075		Term Loan, 9.250%, maturing October 30, 2014			700,857
			Fontainebleau Las Vegas, LLC	Caa2	CCC
	1,000,000		Term Loan, 4.316%, maturing June 06, 2014			143,750
	2,000,000		Term Loan, 5.277%, maturing June 06, 2014			280,000
			Golden Nugget, Inc.	B3	B-
	1,675,036		Term Loan, 2.320%, maturing June 30, 2014			1,021,772
	955,568		Term Loan, 2.476%, maturing June 30, 2014			582,897
			Green Valley Ranch Gaming, LLC	Caa3	CCC+
	943,636		Term Loan, 3.459%, maturing February 16, 2014			530,795
			Green Valley Ranch Gaming, LLC	Ca	CC
	500,000		Term Loan, 3.599%, maturing August 16, 2014			60,000
			Harrahs Operating Company, Inc.	Caa1	B-
	1,980,000		Term Loan, 4.088%, maturing January 28, 2015			1,530,964
			Isle of Capri Casinos, Inc.	B1	B+
	535,199	(3)	Term Loan, 2.970%, maturing November 25, 2013			455,588
	862,180	(3)	Term Loan, 2.069%, maturing July 26, 2014			733,931
	2,155,450	(3)	Term Loan, 2.970%, maturing July 26, 2014			1,834,827
			Las Vegas Sands, LLC	B3	B-
	6,288,000		Term Loan, 2.070%, maturing May 23, 2014			4,543,080
	1,588,000		Term Loan, 2.070%, maturing May 23, 2014			1,147,330
			New World Gaming Partners, Ltd.	B1	B+
	3,703,125		Term Loan, 3.708%, maturing September 30, 2014			2,252,733
	750,000		Term Loan, 3.708%, maturing September 30, 2014			456,250
			Penn National Gaming, Inc.	Ba2	BB+
	15,110		Term Loan, 2.115%, maturing October 03, 2012			14,301
			Seminole Tribe of Florida	Baa3	BBB
	20,257		Term Loan, 2.750%, maturing March 05, 2014			18,915
						19,699,389
Healthcare, Education and Childcare: 10.3%
			Accellent, Inc.	B2	B+
	2,862,180		Term Loan, 3.174%, maturing November 22, 2012			2,490,097
			AGA Medical Corporation	B1	BB-
	2,722,471		Term Loan, 2.695%, maturing April 28, 2013			2,293,682
			Catalent Pharma Solutions	Ba3	BB-
	5,654,833		Term Loan, 2.569%, maturing April 10, 2014			4,431,975
			CHG Medical Staffing, Inc.	Ba3	B+
	400,000		Term Loan, 1.095%, maturing January 08, 2013			354,000
	1,519,000		Term Loan, 2.813%, maturing January 08, 2013			1,344,315
			CHS/Community Health Systems, Inc.	Ba3	BB
	428,552		Term Loan, 2.569%, maturing July 25, 2014			381,655
	8,882,711		Term Loan, 2.898%, maturing July 25, 2014			7,910,658
			Concentra Operating Corporation	B1	B+
	2,751,000		Term Loan, 3.470%, maturing June 25, 2014			2,200,800
			CRC Health Corporation	Ba3	BB-
	590,388		Term Loan, 3.470%, maturing February 06, 2013			448,695
	668,652		Term Loan, 3.470%, maturing February 06, 2013			508,176

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		Education Management Corporation	B2	B+
	$3,152,102	Term Loan, 3.000%, maturing June 01, 2013			$2,841,957
		Emdeon Business Services, LLC	B1	BB-
	2,749,719	Term Loan, 2.847%, maturing November 16, 2013			2,581,299
		Gambro	NR	NR
SEK	2,111,070	Term Loan, 3.868%, maturing June 05, 2014			205,787
SEK	2,146,343	Term Loan, 3.868%, maturing June 05, 2014			209,225
	646,459	Term Loan, 4.266%, maturing June 05, 2014			478,178
SEK	2,146,343	Term Loan, 4.368%, maturing June 05, 2015			209,225
SEK	2,111,070	Term Loan, 4.368%, maturing June 05, 2015			205,787
	$646,459	Term Loan, 4.766%, maturing June 05, 2015			478,178
		Harlan Sprague Dawley, Inc.	B2	BB-
	3,464,125	Term Loan, 2.849%, maturing July 14, 2014			2,821,097
		Harrington Holdings, Inc.	B1	BB-
	2,593,333	Term Loan, 2.569%, maturing December 28, 2013			2,208,656
		HCA, Inc.	Ba3	BB
	3,477,208	Term Loan, 3.470%, maturing November 18, 2013			3,105,581
		Health Management Associates, Inc.	B1	BB-
	2,530,103	Term Loan, 2.970%, maturing February 28, 2014			2,198,975
		Iasis Healthcare, LLC	Ba2	B+
	140,874	Term Loan, 2.313%, maturing March 14, 2014			127,069
	1,515,174	Term Loan, 2.319%, maturing March 14, 2014			1,366,687
	524,317	Term Loan, 2.319%, maturing March 14, 2014			472,934
		IM US Holdings, LLC	Ba3	BB
	1,927,690	Term Loan, 2.734%, maturing June 26, 2014			1,787,932
		Life Technologies Corporation	Baa3	BBB-
	1,741,250	Term Loan, 5.250%, maturing November 20, 2015			1,742,121
		Multiplan, Inc.	B1	B+
	1,744,868	Term Loan, 2.875%, maturing April 12, 2013			1,572,562
		National Mentor, Inc.	B1	B+
	1,964,586	Term Loan, 3.220%, maturing June 29, 2013			1,650,252
	117,736	Term Loan, 5.570%, maturing June 29, 2013			98,898
		Nycomed	NR	NR
EUR	535,383	Term Loan, 3.781%, maturing December 29, 2014			618,393
EUR	1,397,300	Term Loan, 3.781%, maturing December 29, 2014			1,613,947
EUR	86,211	Term Loan, 3.781%, maturing December 29, 2014			99,578
EUR	54,917	Term Loan, 3.781%, maturing December 29, 2014			63,432
EUR	388,312	Term Loan, 3.781%, maturing December 29, 2014			448,519
EUR	54,917	Term Loan, 4.531%, maturing December 29, 2015			63,432
EUR	388,312	Term Loan, 4.531%, maturing December 29, 2015			448,519
EUR	1,397,300	Term Loan, 4.531%, maturing December 29, 2015			1,613,947
EUR	535,383	Term Loan, 4.531%, maturing December 29, 2015			618,393
EUR	86,211	Term Loan, 4.531%, maturing December 29, 2015			99,578
		Orthofix International/Colgate Medical	B1	BB+
	$1,605,303	Term Loan, 7.175%, maturing September 22, 2013			1,529,051
		Quintiles Transnational Corporation	B1	BB
	1,212,074	Term Loan, 2.883%, maturing March 31, 2013			1,113,593
		Renal Advantage, Inc.	B1	B+
	4,192,932	Term Loan, 3.704%, maturing October 05, 2012			3,826,050
		Sterigenics International, Inc.	B3	B+
	1,361,177	Term Loan, 3.587%, maturing November 21, 2013			1,197,836
		Stiefel Laboratories, Inc.	B1	BB-
	1,425,160	Term Loan, 3.389%, maturing December 28, 2013			1,409,127
	1,090,066	Term Loan, 3.389%, maturing December 30, 2013			1,077,802
		Sun Healthcare Group, Inc.	Ba2	B+
	1,315,417	Term Loan, 3.175%, maturing April 21, 2014			1,167,433
	305,747	Term Loan, 3.220%, maturing April 21, 2014			271,351
		Surgical Care Affiliates, LLC	Ba3	B
1,947,500		Term Loan, 3.220%, maturing December 29, 2014			1,669,981

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
			Team Health, Inc.	B1	BB-
	$2,688,411		Term Loan, 2.853%, maturing November 23, 2012			$2,285,149
			United Surgical Partners International, Inc.	Ba3	B
	388,140		Term Loan, 2.320%, maturing April 19, 2014			350,620
	2,054,839		Term Loan, 2.690%, maturing April 19, 2014			1,856,204
			Viant Holdings, Inc.	Ba3	B+
	962,715		Term Loan, 3.470%, maturing June 25, 2014			779,800
			VWR International, Inc.	B1	B+
	2,500,000		Term Loan, 2.819%, maturing June 29, 2014			2,100,000
EUR	2,500,000		Term Loan, 3.441%, maturing June 29, 2014			2,915,137
						77,963,325
Home & Office Furnishings: 1.2%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000		Term Loan, 8.417%, maturing October 19, 2014			750,868
EUR	1,250,000		Term Loan, 8.917%, maturing October 19, 2015			750,868
			Hilding Anders	NR	NR
SEK	20,194,780		Term Loan, 3.493%, maturing March 31, 2015			909,304
EUR	367,247		Term Loan, 3.943%, maturing April 25, 2015			198,543
			National Bedding Company	B1	BB-
	$2,096,886		Term Loan, 2.344%, maturing February 28, 2013			1,488,789
			Simmons Company	B2	CC
	4,991,524		Term Loan, 10.500%, maturing December 19, 2011			4,257,770
			Springs Window Fashions, LLC	B2	B+
	1,334,075		Term Loan, 4.000%, maturing December 31, 2012			833,797
						9,189,939
Insurance: 1.8%
			AmWINS Group, Inc.	B2	B-
	2,456,250		Term Loan, 3.438%, maturing June 08, 2013			1,498,312
			Applied Systems, Inc.	B1	B-
	1,256,850		Term Loan, 3.596%, maturing September 26, 2013			1,131,165
			Conseco, Inc.	Caa1	CCC
	7,309,382		Term Loan, 6.500%, maturing October 10, 2013			4,385,629
			Hub International, Ltd.	B2	B+
	2,412,915		Term Loan, 3.720%, maturing June 13, 2014			2,029,864
	542,350		Term Loan, 3.720%, maturing June 13, 2014			456,252
			Swett & Crawford	B3	B-
	3,136,000		Term Loan, 2.569%, maturing April 03, 2014			1,850,240
			USI Holdings Corporation	B2	B
	2,708,093		Term Loan, 3.970%, maturing May 05, 2014			2,017,530
						13,368,992
Leisure, Amusement, Entertainment: 4.7%
			24 Hour Fitness Worldwide, Inc.	Ba3	B+
	4,122,500		Term Loan, 3.258%, maturing June 08, 2012			2,885,750
			Alpha D2, Ltd.	NR	NR
	2,240,571		Term Loan, 2.694%, maturing December 31, 2013			1,596,407
	1,513,442		Term Loan, 2.694%, maturing December 31, 2013			1,078,327
			AMF Bowling Worldwide, Inc.	B1	CCC-
	3,056,397		Term Loan, 3.733%, maturing June 08, 2013			2,017,222
			Cedar Fair, L.P.	Ba3	BB-
	843,273		Term Loan, 2.319%, maturing August 30, 2012			795,011
			HIT Entertainment, Inc.	B1	B-
	3,404,852		Term Loan, 3.260%, maturing March 20, 2012			1,889,693
			Kerasotes Showplace Theater, LLC	B1	B-
	75,000		Revolver, 1.330%, maturing October 31, 2010			71,625
	375,012		Term Loan, 4.875%, maturing October 28, 2011			290,634
			Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	23,948,502	(3)	Term Loan, 3.569%, maturing April 08, 2012			13,890,131
	11,855,518		Term Loan, 3.569%, maturing April 08, 2012			6,876,201
			NEP II, Inc.	B1	B
	4,407,495		Term Loan, 2.559%, maturing February 16, 2014			3,878,595
						35,269,596

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Lodging: 1.4%
			Audio Visual Services Corporation	Ba3	B+
	$1,477,500		Term Loan, 3.470%, maturing February 28, 2014			$583,613
			Hotel Del Coronado	B1	B+
	24,600,000		Term Loan, 2.202%, maturing January 15, 2011			9,840,000
						10,423,613
Machinery: 0.3%
			Kion Group	NR	NR
EUR	1,238,909		Term Loan, 2.941%, maturing December 23, 2014			799,657
EUR	1,145,833		Term Loan, 3.441%, maturing December 23, 2015			739,582
			NACCO Materials Handling Group, Inc.	NR	NR
	$972,500		Term Loan, 3.021%, maturing March 22, 2013			413,313
						1,952,552
Mining, Steel, Iron & Nonprecious Metals: 1.1%
			Continental Alloys & Services, Inc.	B3	B-
	481,875		Term Loan, 3.720%, maturing June 14, 2012			301,172
			Noranda Aluminum Acquisition Corporation	B2	CC
	774,795		Term Loan, 2.316%, maturing May 18, 2014			524,924
			Novelis	Ba3	BB
	1,535,156		Term Loan, 2.320%, maturing July 06, 2014			1,278,018
	3,377,376		Term Loan, 3.220%, maturing July 06, 2014			2,811,666
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	254,122		Term Loan, 2.319%, maturing May 08, 2014			228,286
	2,609,237		Term Loan, 2.683%, maturing May 08, 2014			2,343,963
			Tube City IMS Corporation	B1	B+
	1,311,081		Term Loan, 3.220%, maturing January 25, 2014			793,204
	162,162		Term Loan, 3.459%, maturing January 25, 2014			98,108
						8,379,341
North American Cable: 8.6%
			Block Communications, Inc.	Ba1	BB
	1,209,375		Term Loan, 3.220%, maturing December 22, 2011			1,046,109
			Bresnan Communications, LLC	B1	BB-
	4,750,000		Term Loan, 3.070%, maturing March 29, 2014			4,364,063
			Cequel Communications, LLC	B1	BB-
	26,610,313		Term Loan, 2.397%, maturing November 05, 2013			24,148,859
			Cequel Communications, LLC	Caa1	B-
	1,975,000		Term Loan, 4.911%, maturing May 05, 2014			1,617,958
		(1)	Charter Communications Operating, LLC	NR	D
	10,440,925		Term Loan, 6.250%, maturing March 06, 2014			8,890,009
			CSC Holdings, Inc.	Baa3	BBB-
	2,046,656		Term Loan, 2.095%, maturing March 29, 2013			1,928,014
			Insight Midwest Holdings, LLC	B1	B+
	1,162,500		Term Loan, 2.410%, maturing April 07, 2014			1,078,219
			Knology, Inc.	B2	B
	2,904,187		Term Loan, 2.668%, maturing June 30, 2012			2,599,247
			Mediacom Broadband, LLC	Ba3	BB-
	5,920,620		Term Loan, 2.040%, maturing January 31, 2015			5,446,971
			Mediacom LLC Group	Ba3	BB-
	6,370,873		Term Loan, 1.790%, maturing January 31, 2015			5,749,713
			San Juan Cable, LLC	B1	BB-
	3,872,539		Term Loan, 2.420%, maturing October 31, 2012			3,262,614
			WideOpenWest Finance, LLC	B2	B-
	5,833,333		Term Loan, 2.926%, maturing June 18, 2014			4,673,958
						64,805,734
Oil & Gas: 2.5%
			Alon USA	B1	BB
	1,728,889		Term Loan, 2.645%, maturing June 22, 2013			946,567
	216,111		Term Loan, 2.887%, maturing June 22, 2013			118,321
			CR Gas Storage	Ba3	BB-
	138,069		Term Loan, 2.085%, maturing May 12, 2013			129,095
	203,825		Term Loan, 2.099%, maturing May 12, 2013			190,576
	1,963,274		Term Loan, 2.099%, maturing May 12, 2013			1,835,661

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Oil & Gas (continued)
			Hercules Offshore, LLC	Ba3	BB-
	$1,994,924		Term Loan, 2.960%, maturing July 11, 2013			$1,615,888
			MEG Energy	B1	BB+
	3,143,178	(3)	Term Loan, 3.220%, maturing April 03, 2013			2,724,742
	3,083,572	(3)	Term Loan, 3.220%, maturing April 03, 2013			2,673,072
			Targa Resources, Inc.	Ba3	B+
	985,787		Term Loan, 2.330%, maturing October 31, 2012			917,485
	2,377,541		Term Loan, 3.345%, maturing October 31, 2012			2,212,810
			Western Refining, Inc.	B3	BB-
	6,102,102		Term Loan, 8.250%, maturing May 30, 2014			5,693,261
						19,057,478
Other Broadcasting and Entertainment: 1.1%
			Deluxe Entertainment Services Group, Inc.	Ba3	B-
	2,481,459		Term Loan, 2.940%, maturing May 11, 2013			1,923,130
	243,304		Term Loan, 3.470%, maturing May 11, 2013			188,561
	137,795		Term Loan, 3.709%, maturing May 11, 2013			106,791
			Getty Images, Inc.	Ba2	BB
	987,500		Term Loan, 6.250%, maturing July 02, 2015			960,549
			VNU	Ba3	B+
	5,707,944		Term Loan, 2.382%, maturing August 09, 2013			5,065,800
						8,244,831
Other Telecommunications: 2.4%
			Asurion Corporation	B1	B-
	3,250,000		Term Loan, 3.635%, maturing July 03, 2014			2,942,875
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,316,002		Term Loan, 2.816%, maturing September 30, 2014			1,356,499
EUR	1,316,231		Term Loan, 3.066%, maturing September 30, 2015			1,356,735
			Cavalier Telephone	Caa1	B-
	$3,010,838		Term Loan, 9.500%, maturing December 31, 2012			1,681,050
			Consolidated Communications	B1	B+
	1,000,000		Term Loan, 2.820%, maturing December 31, 2014			813,750
		(1)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,828,855		Term Loan, 4.750%, maturing June 01, 2014			1,490,807
			Kentucky Data Link, Inc.	B1	B-
	2,932,658		Term Loan, 2.569%, maturing February 26, 2014			2,654,056
			One Communications	B2	CCC+
	3,603,344		Term Loan, 4.399%, maturing October 31, 2012			2,720,525
			Time Warner Telecom Holdings, Inc.	Ba1	B
	568		Term Loan, 2.320%, maturing January 07, 2013			528
			U.S. Telepacific Corporation	B1	CCC
	1,475,007		Term Loan, 4.866%, maturing August 04, 2011			1,065,692
						16,082,517
Personal & Nondurable Consumer Products: 3.4%
			Advantage Sales and Marketing	B1	B-
	3,522,151		Term Loan, 2.400%, maturing March 29, 2013			3,252,119
			Bushnell Performance Optics	Ba3	B-
	1,690,355		Term Loan, 4.970%, maturing August 24, 2013			1,208,604
			Fender Musical Instruments Corporation	B2	B+
	1,157,917		Term Loan, 2.670%, maturing June 09, 2014			729,488
	2,292,500		Term Loan, 3.470%, maturing June 09, 2014			1,444,275
			Huish Detergents, Inc.	Ba3	BB
	2,247,313		Term Loan, 2.070%, maturing April 26, 2014			2,075,956
			Information Resources, Inc.	B1	B-
	341,976		Term Loan, 2.437%, maturing May 16, 2014			299,229
			Jarden Corporation	Ba2	BB
	552,161		Term Loan, 2.970%, maturing January 24, 2012			523,403
	2,252,243		Term Loan, 2.970%, maturing January 24, 2012			2,134,940
			KIK Custom Products, Inc.	B3	CCC+
	72,073		Term Loan, 2.560%, maturing May 31, 2014			46,127
	420,427		Term Loan, 2.570%, maturing May 31, 2014			269,073

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal & Nondurable Consumer Products (continued)
			Mega Bloks, Inc.	Caa3	CCC
	$962,500		Term Loan, 9.750%, maturing July 26, 2012			$344,094
		(1)	Norwood Promotional Products	NR	NR
	31,885,000	(2)	Term Loan, 0.000%, maturing August 16, 2011			9,673,909
		(1)	Spectrum Brands, Inc.	NR	NR
	56,383		Term Loan, 2.716%, maturing March 30, 2013			46,911
	1,110,978		Term Loan, 6.250%, maturing March 30, 2013			924,333
			Totes Isotoner Corporation	B1	B-
	339,429		Term Loan, 2.836%, maturing January 31, 2013			180,746
			Yankee Candle Company, Inc.	Ba3	BB-
	3,425,164		Term Loan, 3.207%, maturing February 06, 2014			2,942,788
						26,095,995
Personal, Food & Miscellaneous: 2.0%
			Acosta, Inc.	B1	B
	2,401,631		Term Loan, 2.570%, maturing July 28, 2013			2,209,500
			Arbys Restaurant Group, Inc.	Ba2	BB
	3,649,487		Term Loan, 7.250%, maturing July 25, 2013			3,542,284
			Culligan International Company	B2	B-
	1,464,340		Term Loan, 2.926%, maturing November 24, 2012			785,863
			N.E.W. Customer Services Companies, Inc.	B1	B+
	4,486,868		Term Loan, 3.157%, maturing May 22, 2014			3,735,318
			NPC International	Ba3	B+
	1,105,946		Term Loan, 2.643%, maturing May 03, 2013			1,028,529
			OSI Restaurant Partners, Inc.	B3	B+
	378,313		Term Loan, 3.688%, maturing June 14, 2013			281,843
	4,169,246		Term Loan, 2.625%, maturing June 14, 2014			3,106,088
			Seminole Hard Rock Entertainment	B1	BB
	1,000,000		Floating Rate Note, 4.496%, maturing March 15, 2014			690,000
						15,379,425
Printing & Publishing: 8.3%
			American Achievement Corporation	B1	B
	604,860		Term Loan, 6.251%, maturing March 25, 2011			520,179
		(1)	Ascend Media Holdings, LLC	B3	B
	888,941	(2)	Term Loan, 10.250%, maturing January 31, 2012			248,903
			Black Press, Ltd.	B1	B-
	1,163,950		Term Loan, 2.674%, maturing August 02, 2013			355,005
	706,684		Term Loan, 2.674%, maturing August 02, 2013			215,538
			Canwest Media, Inc.	B3	D
	735,000		Term Loan, 4.250%, maturing July 13, 2014			292,162
			Caribe Information Investments, Inc.	B1	B
	2,436,774		Term Loan, 2.651%, maturing March 31, 2013			1,248,847
			Cengage Learning, Inc.	B1	B+
	222,222		Revolver, 0.676%, maturing July 05, 2013			183,333
	6,813,060		Term Loan, 2.820%, maturing July 03, 2014			5,357,831
			Cenveo Corporation	Ba3	BB-
	45,348		Term Loan, 5.727%, maturing June 21, 2013			41,437
	2,766,405		Term Loan, 5.727%, maturing June 21, 2013			2,527,803
		(1)	Dex Media West, LLC	B3	D
	5,250,000	(3)	Term Loan, 7.000%, maturing October 24, 2014			4,335,623
			Flint Group	NR	NR
	841,151		Term Loan, 4.013%, maturing December 31, 2014			518,710
	353,279		Term Loan, 4.013%, maturing December 31, 2014			217,856
EUR	666,667		Term Loan, 3.945%, maturing May 29, 2015			581,065
	$2,333,333		Term Loan, 4.013%, maturing May 29, 2015			1,438,890
	1,277,104		Term Loan, 4.013%, maturing December 31, 2015			787,548
			Hanley Wood, LLC	B2	B-
	2,690,339		Term Loan, 2.588%, maturing March 08, 2014			1,005,514
		(1)	Idearc, Inc.	NR	D
	27,048,428	(2) (3)	Term Loan, 6.250%, maturing November 17, 2014			10,800,058

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
			Intermedia Outdoor, Inc.	NR	NR
	$1,955,000		Term Loan, 4.220%, maturing January 31, 2013			$977,500
			Mediannuaire Holding	NR	NR
EUR	799,273		Term Loan, 3.913%, maturing April 10, 2016			621,331
EUR	799,273		Term Loan, 4.413%, maturing April 10, 2016			621,331
			Merrill Communications, LLC	B1	B
	$5,730,594		Term Loan, 2.476%, maturing December 24, 2012			3,810,845
			Nelson Canada	Ba3	B
	4,925,000		Term Loan, 3.720%, maturing July 05, 2014			2,831,875
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 2.364%, maturing November 22, 2013			1,295,779
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 5.545%, maturing February 05, 2013			10,013,172
			Prism Business Media Holdings/ Penton Media, Inc.	Caa1	B-
	$2,156,000		Term Loan, 3.219%, maturing February 01, 2013			1,309,770
		(1)	R.H. Donnelley Corporation	B3	D
	2,478,748	(3)	Term Loan, 6.750%, maturing June 30, 2011			1,952,790
	2,593,880	(3)	Term Loan, 6.750%, maturing June 30, 2011			2,023,226
			Readers Digest	Caa2	CCC
EUR	742,087		Term Loan, 3.273%, maturing March 02, 2014			430,035
	$4,287,500		Term Loan, 3.287%, maturing March 02, 2014			1,843,625
			Source Media, Inc.	B1	B
	3,474,948		Term Loan, 5.320%, maturing November 08, 2011			1,824,348
			Thomas Nelson Publishers	B1	B
	1,849,332		Term Loan, 8.750%, maturing June 12, 2012			684,253
		(1)	Tribune Company	NR	D
	1,491,225	(2)	Term Loan, 5.250%, maturing June 04, 2014			461,450
			Yell Group, PLC	NR	NR
	2,000,000		Term Loan, 3.319%, maturing October 27, 2012			1,325,000
						62,702,632
Radio and TV Broadcasting: 6.1%
			Citadel Broadcasting Corporation	Caa2	NR
	10,302,037		Term Loan, 2.953%, maturing June 12, 2014			4,841,957
			CMP KC, LLC	NR	NR
	2,018,494		Term Loan, 4.405%, maturing May 03, 2011			191,757
			CMP Susquehanna Corporation	Caa3	CCC+
	8,938,426		Term Loan, 2.367%, maturing May 05, 2013			4,465,486
			Cumulus Media, Inc.	Caa1	B
	5,097,090	(3)	Term Loan, 2.099%, maturing June 11, 2014			3,007,283
			Emmis Communication	Ca	CCC+
	1,157,569		Term Loan, 3.077%, maturing November 01, 2013			714,799
			FoxCo Acquisition, LLC	B2	B
	1,122,391		Term Loan, 6.513%, maturing July 14, 2015			726,748
			Local TV Finance, LLC	B2	B-
	3,332,736		Term Loan, 2.320%, maturing May 07, 2013			1,699,695
			Nexstar Broadcasting Group	B1	B+
	4,440,761		Term Loan, 2.789%, maturing October 01, 2012			3,064,125
	4,694,521		Term Loan, 2.970%, maturing October 01, 2012			3,239,220
			Nextmedia Operating, Inc.	Caa2	CCC+
	2,540,159		Term Loan, 2.720%, maturing November 15, 2012			1,270,080
	1,128,960		Term Loan, 5.250%, maturing November 15, 2012			564,480
		(1)	Paxson Communications	NR	D
	6,500,000	(2)	Term Loan, 6.381%, maturing January 15, 2012			1,714,375
			Regent Communications	Caa1	CCC
	2,081,495		Term Loan, 5.470%, maturing November 21, 2013			889,839
			Spanish Broadcasting Systems	Caa3	CCC+
	3,363,356		Term Loan, 2.970%, maturing June 11, 2012			1,723,720
			Univision Communications, Inc.	B2	B-
	26,263,682		Term Loan, 2.569%, maturing September 29, 2014			18,089,111
						46,202,675

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

Bank Loan
Ratings†
(Unaudited)
Principal Amount	Borrower\Tranche Description	Moody's	S&P	Market Value
Retail Stores: 7.8%
Amscan Holdings, Inc.	B1	B
$1,960,000	Term Loan, 3.533%, maturing May 25, 2013	$1,729,700
CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 3.066%, maturing April 20, 2015	618,539
EUR	690,000	Term Loan, 3.316%, maturing April 19, 2016	569,056
Claires Stores, Inc.	Caa2	B-
$3,000,000	(3)	Term Loan, 3.348%, maturing December 31, 2014	1,695,939
Dollar General Corporation	Ba3	BB-
7,000,000	Term Loan, 3.438%, maturing July 07, 2014	6,595,001
Dollarama Group, L.P.	Ba1	BB-
2,995,644	Term Loan, 2.789%, maturing November 18, 2011	2,875,819
General Nutrition Centers, Inc.	B1	B-
2,683,509	Term Loan, 3.257%, maturing September 16, 2013	2,327,944
Guitar Center, Inc.	B3	B-
5,155,920	Term Loan, 3.822%, maturing October 09, 2014	3,763,822
Harbor Freight Tools USA, Inc.	B1	B+
7,102,771	Term Loan, 9.750%, maturing February 12, 2013	6,037,356
Michaels Stores, Inc.	B3	B
3,607,567	Term Loan, 2.679%, maturing October 31, 2013	2,604,213
Nebraska Book Company, Inc.	Ba3	B
3,300,431	Term Loan, 7.769%, maturing March 04, 2011	3,102,405
Neiman Marcus Group, Inc.	B3	BB-
5,243,249	Term Loan, 2.945%, maturing April 06, 2013	3,721,616
Oriental Trading Company, Inc.	Caa1	CCC
2,370,274	Term Loan, 9.750%, maturing July 31, 2013	1,552,530
Petco Animal Supplies, Inc.	B1	B+
5,009,687	Term Loan, 3.122%, maturing October 25, 2013	4,682,495
Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 3.107%, maturing September 22, 2014	1,308,197
GBP	1,545,301	Term Loan, 3.857%, maturing September 22, 2015	1,251,177
Rite Aid	B3	B+
$4,950,000	Term Loan, 2.094%, maturing June 04, 2014	4,025,409
398,000	Term Loan, 6.000%, maturing June 04, 2014	334,121
Sally Holding, LLC	B2	BB
2,645,294	Term Loan, 2.712%, maturing November 16, 2013	2,469,099
Sports Authority	B3	B-
2,917,500	Term Loan, 3.158%, maturing May 03, 2013	1,434,438
Toys “R” Us, Inc.	B2	BB-
3,368,159	Term Loan, 4.566%, maturing July 19, 2012	2,745,050
Vivarte	NR	NR
EUR	1,966,980	Term Loan, 2.894%, maturing March 09, 2015	1,803,608
EUR	1,966,980	Term Loan, 3.394%, maturing March 08, 2016	1,803,608
59,051,142
Telecommunications Equipment: 1.2%
CommScope, Inc.	Ba3	BB
$625,691	Term Loan, 3.720%, maturing December 27, 2014	594,015
Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312	Term Loan, 2.673%, maturing March 10, 2014	6,895,529
Sorenson Communications, Inc.	Ba2	B
$1,701,594	Term Loan, 2.820%, maturing August 16, 2013	1,519,736
9,009,280
Utilities: 5.9%
Boston Generating, LLC	B3	CCC+
1,062,345	Revolver, 3.470%, maturing December 20, 2013	731,328
5,277,797	Term Loan, 2.569%, maturing December 20, 2013	3,633,283

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody's	S&P	Market Value
Utilities (continued)
		Boston Generating, LLC (continued)
$1,794,089		Term Loan, 3.345%, maturing December 20, 2013			$1,235,067
		Calpine Corporation	B2	B+
	1,957,500	Revolver, 3.070%, maturing March 29, 2014			1,422,451
	6,610,753	Term Loan, 4.095%, maturing March 29, 2014			5,726,565
		Coleto Creek WLE, L.P.	B1	BB-
	1,125,000	Revolver, 1.078%, maturing June 30, 2011			877,500
	2,463,421	Term Loan, 3.714%, maturing June 28, 2013			1,921,468
	437,602	Term Loan, 4.070%, maturing June 28, 2013			341,329
		FirstLight Power Resources, Inc.	B1	B+
	2,635,312	Term Loan, 3.750%, maturing November 01, 2013			2,373,976
	906,823	Term Loan, 3.750%, maturing November 01, 2013			816,896
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 5.750%, maturing May 01, 2014			434,991
		Infrastrux Group, Inc.	B2	B
	4,170,108	Term Loan, 4.569%, maturing November 05, 2012			3,690,546
		MACH Gen, LLC	B2	BB-
	258,928	Term Loan, 3.482%, maturing February 22, 2013			222,247
		NRG Energy, Inc.	Ba1	BB+
	2,161,075	Term Loan, 2.820%, maturing February 01, 2013			2,008,224
		Texas Competitive Electric Holdings Company, LLC	B1	B+
	6,753,470	Term Loan, 3.881%, maturing October 10, 2014			4,642,072
	2,920,214	Term Loan, 3.881%, maturing October 10, 2014			2,024,804
	7,207,326	Term Loan, 3.881%, maturing October 10, 2014			4,959,094
		TPF Generation Holdings, LLC	Ba3	BB
	1,164,934	Term Loan, 3.320%, maturing December 15, 2011			1,083,180
	1,486,453	Term Loan, 2.319%, maturing December 15, 2013			1,382,135
	1,284,619	Term Loan, 3.459%, maturing December 15, 2013			1,194,466
		TPF Generation Holdings, LLC	B3	B+
	2,000,000	Term Loan, 4.569%, maturing December 15, 2014			1,613,334
		Viridian Group, PLC	NR	NR
GBP	1,320,000	Term Loan, 5.192%, maturing December 19, 2012			1,389,030
EUR	1,310,694	Term Loan, 5.349%, maturing December 19, 2012			1,210,322
					44,934,308
		Total Senior Loans
		(Cost $1,115,694,744)			806,193,197
OTHER CORPORATE DEBT: 0.7%
	Automobile: 0.7%
		Avis Budget Car Rental	Caa1	CCC-
$750,000		Floating Rate Note, 3.383%, maturing May 15, 2014			472,500
		Navistar International Corporation	NR	BB-
	1,200,000	Unsecured Term Loan, 3.589%, maturing January 19, 2012			1,010,143
	3,300,000	Unsecured Term Loan, 3.510%, maturing January 19, 2012			2,777,894
		Flextronics International, Ltd.	Ba1	BB+
	910,874	Unsecured Term Loan, 3.083%, maturing October 01, 2014			736,441
	261,116	Unsecured Term Loan, 3.381%, maturing October 01, 2014			211,112
		Total Other Corporate Debt
		(Cost $6,414,879)			5,208,090

EQUITIES AND OTHER ASSETS: 0.2%

	Description		Market Value USD
(@), (R)	Decision One Corporation (463,664 Common Shares)		—
(1), (@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(1), (@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		240,024
(1), (@), (R)	Promotional Holdings, Inc. (Escrow Interest in Norwood Promotional Products, Inc.)		1,326,522
	Total for Equities and Other Assets
	(Cost $2,044,383)		1,566,546
	Total Investments (Cost $1,124,154,006)**	107.4%	$812,967,833
	Other Assets and Liabilities - Net	(7.4)	(55,663,751)
	Net Assets	100.0%	757,304,082

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)	Loan is on non-accrual basis.
(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Sterling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,125,209,911.

Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$1,627,016
	Gross Unrealized Depreciation	(313,869,094)
	Net Unrealized Depreciation	$(312,242,078)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Senior Loans	$—	$785,964,269	$20,228,928
Other Corporate Debt	—	5,208,090	—
Equities and Other Assets	—	—	1,566,546
Total	$—	$791,172,359	$21,795,474

Other Financial Instruments*	—	(6,394,706)	—
Total	$—	$(6,394,706)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Net Transfers In/	Ending Balance
	2/28/2009	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 05/31/09
Senior Loans	$29,258,547	$(466,116)	$1,108,893	$15,506	$(9,687,902)	$—	$20,228,928
Other Corporate Debt	—	—	—	—	—	—	—
Equities and Other Assets	612,025	1,366,801	—	—	(412,280)	—	1,566,546
Other Financial Instruments*	—	—	—	—	—	—	—
Total	$29,870,572	$900,685	$1,108,893	$15,506	$(10,100,182)	$—	$21,795,474

For the three months ended May 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(10,100,182).

* Other financial instruments include open forward foreign currency contracts reported at their unrealized gain/loss at period end.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009		Liability Derivatives as of May 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$—	Foreign Exchange Contracts	$6,394,706

Total	$—		$6,394,706

* Forward foreign currency contracts are reported at their unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2009 (Unaudited) (continued)

At May 31, 2009 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

		Settlement	In Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
			USD
Australian Dollar
AUD 4,200,000	Sell	06/15/09	$2,720,046	$3,353,049	$(633,003)
Australian Dollar
AUD 3,800,000	Sell	07/15/09	2,882,566	3,027,134	(144,568)
Australian Dollar
AUD 4,470,000	Sell	08/14/09	3,393,825	3,553,219	(159,394)
Euro
EUR 17,100,000	Sell	06/15/09	21,941,965	24,166,836	(2,224,871)
Euro
EUR 11,000,000	Sell	07/15/09	14,829,890	15,542,242	(712,352)
Euro
EUR 11,000,000	Sell	08/14/09	14,969,680	15,538,203	(568,523)
British Pound Sterling
GBP 4,730,000	Sell	06/15/09	6,553,025	7,633,654	(1,080,629)
British Pound Sterling
GBP 3,795,000	Sell	07/15/09	5,744,226	6,123,977	(379,751)
British Pound Sterling
GBP 3,795,000	Sell	08/14/09	5,743,770	6,123,195	(379,425)
Sweden Kronor
SEK 3,940,000	Sell	06/15/09	448,859	519,209	(70,350)
Sweden Kronor
SEK 5,245,000	Sell	07/15/09	670,193	691,118	(20,925)
Sweden Kronor
SEK 5,245,000	Sell	08/14/09	670,159	691,074	(20,915)
			$80,568,204	$86,962,910	$(6,394,706)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009